Nature of Business and Organization	12 Months Ended
Dec. 31, 2025
Nature of Business and Organization [Abstract]
Nature of business and organization

Note 1 — Nature of business and organization

X3 Holdings Co., Ltd. (“X3” or the “Company”), formerly known as Powerbridge Technologies Co., Ltd. is a company that was established under the laws of the Cayman Islands on July 27, 2018 as a holding company. The Company, through its subsidiaries (collectively the “Group”), is a provider of software application and technology services to corporate and government customers engaged in global trade. Mr. Stewart Lor, the Company’s Chairman of the Board and Chief Executive Officer (“CEO”) is the ultimate Controlling Shareholders of the Company.

Effective January 30, 2024, the Company has undergone a transformation, changing its corporate name from Powerbridge Technologies Co., Ltd. to X3 Holdings Co., Ltd. The Nasdaq stock symbol has also transitioned from PBTS to XTKG. This change reflects the Group’s evolving global expansion strategy and its commitment to broader technological and business horizons.

As of December 31, 2025, the details of the Company’s principal subsidiaries are as follows:

Major subsidiaries	Percentage of Ownership	Date of Incorporation	Place of Incorporation	Major Operation
Powerbridge Holding Limited (“Powerbridge HK”)	100% by X3	July 27, 2018	Hong Kong, PRC	Investment holding
Hong Kong Hongyi Holdings Limited (“Hongyi”)	100% by X3	April 24, 2023	Hong Kong, PRC	Investment holding
Hongding Technology Co., Ltd (“Hongding”)	100% by X3	July 28, 2020	Hong Kong, PRC	Investment holding
Powercrypto Inc	100% by X3	April 5, 2022	USA	Management consultancy services
X3 HOLDINGS PTE. LTD. (“X3 HOLDINGS”)	100% by X3	November 8, 2023	Singapore	Investment holding
Hong Kong Anxin Jieda Co., Limited (“Anxin Jieda”) (1)	100% by X3	November 30, 2021	Hong Kong, PRC	Investment holding
Creation Intelligent Co., Limited (“Creation Intelligent”) (2)	100% by X3	August 6, 2024	Hong Kong, PRC	Investment holding
X3 Technologies PTE. LTD.	100% by X3 HOLDINGS	July 22, 2024	Singapore	Software application and technology services
Powerbridge Technology Group Co., Ltd. (“Powerbridge Zhuhai”)	100% by Powerbridge HK	October 30, 1997	the PRC	Software application and technology services
Powerstream Supply Chain Co., Ltd. (“Powerstream”)	100% by Powerbridge HK	August 17, 2021	the PRC	Supply chain business
Powermeta Digital Co., Ltd. (“Powermeta”)	100% by Powerbridge HK	January 21, 2022	the PRC	Software application and technology services
Powerbridge Digital Trade (HK) Co., Limited	51% by Powerbridge HK	June 26, 2023	Hong Kong, PRC	Investment holding
SmartConn Co.Limited(“SmartConn”)	50.99% by Powerbridge HK	December 14, 2020	Hong Kong, PRC	Investment holding
Powerbridge Technology (Zhuhai Economic and Technological Development Zone) Co., Ltd	100% by Powerbridge HK	November 27, 2025	the PRC	Software application and technology services
PicAIGames Technology Co., Ltd. (PicAIGames)	100% by Creation	May 23, 2024	the PRC	Software application and technology services
Major subsidiaries	Percentage of Ownership	Date of Incorporation	Place of Incorporation	Major Operation
Hongxi Data Technology Co., Ltd.	70% by Powerbridge Zhuhai	February 8, 2021	Macau	Software application and technology services
Zhuhai Hongyang Supply Chain Co., Ltd. (“Zhuhai Hongyang”)	60% by Powerbridge Zhuhai	July 21, 2021	the PRC	Supply chain business
Ningbo Zhijing Tongfu Technology Co., Ltd. (“Ningbo Zhijing”) (3)	51% by Powerbridge Zhuhai	April 25, 2021	the PRC	software application and technology services
Metafusion Digital Co., Ltd (“Metafusion”)	66% by Powermeta Digital	February 15, 2022	the PRC	Software application and technology services
Shanghai Stamp Technology Co., Ltd.	100% by SmartConn	December 9, 2018	the PRC	Software application and technology services
Ascendent Insight Education Co., Ltd. (“Ascendent”) (1)	90% by Anxin Jieda	January 7, 2020	the PRC	Software application and technology services
Xingtai Ningyao Technology Co., Ltd. (1)	100% by Ascendent	December 17, 2022	the PRC	Software application and technology services
Shenzhen Hongchuangxin Technology Co., Ltd.(“Hongchuangxin”)	100% by Hongyi	October 31, 2022	the PRC	Trading
PicAIGames Technology Co., Ltd. (“PicAIGames”) (2)	51% by Creation	May 23, 2024	the PRC	Mobile game development and operating

(1)	On July 29, 2025, the Company completed the transaction to sell 100% equity interests of its wholly-owned subsidiary, Anxin Jieda, and its subsidiaries (details refer to Note 4).

(2)	On August 1, 2025, the Company completed the acquisition of Creation Intelligent. (details refer to Note 3).

(3)	The Company completed the deregistration procedures on November 28, 2025.